- Disclosure of reconciliation of minimum future lease payments (Details) $ in Millions	Dec. 31, 2017 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	$ 2,808
Future finance costs	(636)
Present value of future lease obligations	2,172
2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	572
Future finance costs	(127)
Present value of future lease obligations	445
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	501
Future finance costs	(111)
Present value of future lease obligations	390
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	326
Future finance costs	(96)
Present value of future lease obligations	230
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	278
Future finance costs	(80)
Present value of future lease obligations	198
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	248
Future finance costs	(65)
Present value of future lease obligations	183
THEREAFTER
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	883
Future finance costs	(157)
Present value of future lease obligations	$ 726